Convertible Debentures - Summary of Detailed Information about Convertible Debentures (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Convertible debentures [line items]
Beginning	$ 226,853	$ 119,581
Fair value at issuance		27,891
Fair value adjustment	75,459	79,381
Settlement with shares	(230,301)
Ending	72,011	226,853
2016 Debentures [member]
Convertible debentures [line items]
Beginning	94,768	61,150
Fair value adjustment	30,291	33,618
Settlement with shares	(125,059)
Ending	0	94,768
2017 Debentures [member]
Convertible debentures [line items]
Beginning	86,568	58,431
Fair value adjustment	18,674	28,137
Settlement with shares	(105,242)
Ending	0	86,568
2020 Debentures [member]
Convertible debentures [line items]
Beginning	31,483
Fair value at issuance		20,262
Fair value adjustment	15,427	11,221
Ending	46,910	31,483
ISO Energy Debentures [member]
Convertible debentures [line items]
Beginning	14,034
Fair value at issuance		7,630
Fair value adjustment	11,067	6,404
Ending	$ 25,101	$ 14,034